UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $136,268,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                 Value       Shrs or                 Investment       Voting Authority
Name of Issuer               Class        Cusip     (x$1000)     Prn Amt.    Shr/Prn     Discretion       Sole       None
--------------               -----        -----     --------     --------    -------     ----------       ----       ----
ALR Technologies              com       001630102          7      33,500       shr          sole          33,500          -
Abbott Laboratories           com       002824100      2,382      56,098       shr          sole          29,998     26,100
Activision                    com       004930202      1,343      97,400       shr          sole          52,600     44,800
Advanced Med. Optics          com       00763M108        266       5,700       shr          sole             100      5,600
Alltel                        com       020039103        809      12,497       shr          sole           7,847      4,650
Automatic Data                com       053015103      2,812      60,300       shr          sole          15,450     44,850
Bank of New York              com       064058100        488      13,549       shr          sole           6,489      7,060
Baxter Int'l.                 com       071813109        316       8,150       shr          sole             730      7,420
CVS Caremark                  com       126650100      3,453     115,614       shr          sole          60,914     54,700
Capital One Financial         com       14040H105      5,293      65,730       shr          sole          34,630     31,100
Carnival Corp.                com       143658300      3,534      74,600       shr          sole          42,600     32,000
Chevron                       com       166764100        620      10,700       shr          sole             200     10,500
Citigroup                     com       172967101      3,288      69,625       shr          sole          32,776     36,849
Comcast Corp.                 com       20030N101        628      24,000       shr          sole               -     24,000
Comcast Corp.                 com       20030N200      3,929     150,432       shr          sole          94,282     56,150
Credit Suisse                 com       H3698D419        477       8,528       shr          sole           8,528          -
Exxon Mobil                   com       30231G102     11,440     187,969       shr          sole          51,167    136,802
Factset Research              com       303075105      3,658      82,475       shr          sole          53,850     28,625
Flowserve                     com       34354P105      4,164      71,375       shr          sole          31,075     40,300
Freddie Mac                   com       313400301      3,719      60,968       shr          sole          37,568     23,400
General Dynamics              com       369550108      3,907      61,060       shr          sole          35,260     25,800
General Electric              com       369604103      5,241     150,679       shr          sole          85,479     65,200
Intel Corp.                   com       458140100        315      16,200       shr          sole          16,200          -
Ishares MC 400                com       464287507        523       6,600       shr          sole               -      6,600
Ishares SC 600                com       464287804      1,207      18,500       shr          sole           4,000     14,500
JP Morgan Chase               com       46625H100      4,670     112,154       shr          sole          69,654     42,500
Johnson & Johnson             com       478160104        459       7,752       shr          sole           6,184      1,568
Lehman Bros.                  com       524908100      1,814      12,550       shr          sole           9,050      3,500
Leucadia National             com       527288104      6,382     106,975       shr          sole          53,975     53,000
Microsoft                     com       594918104      3,355     123,288       shr          sole          69,488     53,800
Morgan Stanley                com       617446448      4,481      71,334       shr          sole          39,084     32,250
Nabors Industries             com       G6359F103      8,489     118,590       shr          sole          72,790     45,800
Pantry Inc                    com       698657103      1,636      26,230       shr          sole          15,330     10,900
Pepsico Inc.                  com       713448108      2,265      39,186       shr          sole          19,286     19,900
Proctor & Gamble              com       742718109      4,410      76,523       shr          sole          38,451     38,072
Royal Dutch Shell             com       780259206        293       4,700       shr          sole           4,700          -
SPDR 500 Tr.                  com       78462F103      4,626      35,630       shr          sole           1,130     34,500
Schlumberger, Ltd             com       806857108      5,438      42,968       shr          sole          29,268     13,700
Streettracks Gold Trust       com       863307104      3,564      61,350       shr          sole          27,450     33,900
Sysco Systems                 com       871829107      3,098      96,650       shr          sole          53,550     43,100
3M Co.                        com       88579Y101      2,850      37,660       shr          sole          13,000     24,660
Time Warner                   com       887317105      1,892     112,687       shr          sole          75,687     37,000
U.S. Bancorp                  com       902973304      1,260      41,325       shr          sole          24,068     17,257
United Technologies           com       913017109      3,087      53,260       shr          sole          33,760     19,500
Walgreen                      com       931422109      1,008      23,375       shr          sole           7,175     16,200
Williams Cos.                 com       969457100      3,606     168,600       shr          sole          97,400     71,200
Wyeth                         com       983024100      2,271      46,810       shr          sole          24,560     22,250
Yahoo!                        com       984332106      1,492      46,250       shr          sole          23,050     23,200